Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Oct. 01, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Jun. 10, 2015
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares | Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
Prospectus:
Trading Symbol	HEGE
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares | Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Prospectus:
Trading Symbol	HEGJ